Operating Segment Information and Concentrations of Risk - Summary of Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Net sales	$ 3,936.3	$ 3,777.1	$ 3,614.7
Total Identifiable Assets	4,912.6	4,479.1
Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	3,175.0	2,979.7
General Corporate
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,737.6	1,499.4
North America
Segment Reporting Information [Line Items]
Net sales	2,891.4	2,787.6	2,551.3
North America | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,879.7	1,679.8
Australia
Segment Reporting Information [Line Items]
Net sales	403.8	380.9	391.7
Australia | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	334.6	398.8
Germany
Segment Reporting Information [Line Items]
Net sales	140.5	137.8	165.0
Germany | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	502.7	490.9
New Zealand
Segment Reporting Information [Line Items]
Net sales	87.7	88.1	115.9
New Zealand | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	29.5	41.2
Other Countries
Segment Reporting Information [Line Items]
Net sales	412.9	382.7	$ 390.8
Other Countries | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	$ 428.5	$ 369.0